RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details)			12 Months Ended
	Oct. 01, 2017 USD ($)	Oct. 01, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
EJAM Group
Related Party Transaction [Line Items]
Monthly rental fee	$ 40,000	¥ 293,349
Office rental agreement with related parties | EJAM Group
Related Party Transaction [Line Items]
Transactions with related parties				$ 120,284
Service fees charged by related parties | Horgos Meitui
Related Party Transaction [Line Items]
Transactions with related parties				$ 8,530
Service fees charged by related parties | Horgos Zhijiantiancheng
Related Party Transaction [Line Items]
Transactions with related parties			$ 11,298,397
Gross Billing From Related Parties [Member]
Related Party Transaction [Line Items]
Transactions with related parties			92,652
Gross Billing From Related Parties [Member] | Horgos Zhijiantiancheng
Related Party Transaction [Line Items]
Transactions with related parties			83,909
Gross Billing From Related Parties [Member] | Guangzhou Yijiantiancheng
Related Party Transaction [Line Items]
Transactions with related parties			$ 8,743